ORGANIZATION AND CAPITAL MANAGEMENT - Reconciliation of the Corporation's Capital (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Management Commentary Explanatory [Line Items]
Cash and cash equivalents		$ 11,249	$ 11,742	$ 11,222	$ 12,427	$ 13,049	$ 14,396
Other financial assets		30,614		28,324
Accounts receivable and other		28,965		28,512
Inventory		11,841		11,412
Assets classified as held for sale		4,129		2,489
Equity accounted investments		62,285		59,124
Investment properties		127,235		124,152
Property, plant and equipment		146,128		147,617
Intangible assets		37,172		38,994
Goodwill		34,270		34,911
Deferred income tax assets		3,426		3,338
Accounts payable and other		(57,255)		(58,893)
Liabilities associated with assets classified as held for sale		(538)		(118)
Deferred income tax liabilities		(24,420)		(24,987)
Subsidiary equity obligations		(5,021)		(4,145)
Net Assets Before Common Equity in Managed Investments		410,080		401,952
Common Equity in Managed Investments		0		0
Corporation's Capital		410,080		401,952
Financial liabilities		295,233		287,864
Non-recourse borrowings of managed entities		227,693		221,550
Equity		167,564		168,242	155,583
Non-controlling interest - preferred equity		230		230
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities		14,823		12,160
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity		122,229		122,465	110,982
Non-controlling interest - preferred equity		122,229		122,465
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		4,103		4,103	4,103
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	$ 41,232	41,232		41,674	$ 40,498
Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		4,103		4,103
The Corporation
Management Commentary Explanatory [Line Items]
Cash and cash equivalents		112		134
Other financial assets		4,408		4,004
Accounts receivable and other		1,404		1,191
Inventory		0		0
Assets classified as held for sale		0		0
Equity accounted investments		2,407		2,081
Investment properties		18		21
Property, plant and equipment		131		144
Intangible assets		83		84
Goodwill		0		0
Deferred income tax assets		374		489
Accounts payable and other		(3,769)		(3,383)
Liabilities associated with assets classified as held for sale		0		0
Deferred income tax liabilities		(427)		(117)
Subsidiary equity obligations		(2)		(4)
Net Assets Before Common Equity in Managed Investments		4,739		4,644
Common Equity in Managed Investments		55,649		53,523
Corporation's Capital		60,388		58,167
Non-recourse borrowings of managed entities		0		0
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities		14,823		12,160
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		4,103
The Corporation | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity		230		230
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity		41,232		41,674
The Corporation | Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		4,103		4,103
Managed Investments
Management Commentary Explanatory [Line Items]
Cash and cash equivalents		11,137		11,088
Other financial assets		26,206		24,320
Accounts receivable and other		28,538		27,836
Inventory		11,841		11,412
Assets classified as held for sale		4,129		2,489
Equity accounted investments		59,878		57,043
Investment properties		127,217		124,131
Property, plant and equipment		145,997		147,473
Intangible assets		37,089		38,910
Goodwill		34,270		34,911
Deferred income tax assets		3,052		2,849
Accounts payable and other		(54,463)		(56,025)
Liabilities associated with assets classified as held for sale		(538)		(118)
Deferred income tax liabilities		(23,993)		(24,870)
Subsidiary equity obligations		(5,019)		(4,141)
Net Assets Before Common Equity in Managed Investments		405,341		397,308
Common Equity in Managed Investments		0		0
Corporation's Capital		405,341		397,308
Non-recourse borrowings of managed entities		227,693		221,550
Managed Investments | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities		0		0
Managed Investments | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity		121,999		122,235
Managed Investments | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity		55,649		53,523
Managed Investments | Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		0		0
Elimination
Management Commentary Explanatory [Line Items]
Cash and cash equivalents		0		0
Other financial assets		0		0
Accounts receivable and other		(977)		(515)
Inventory		0		0
Assets classified as held for sale		0		0
Equity accounted investments		0		0
Investment properties		0		0
Property, plant and equipment		0		0
Intangible assets		0		0
Goodwill		0		0
Deferred income tax assets		0		0
Accounts payable and other		977		515
Liabilities associated with assets classified as held for sale		0		0
Deferred income tax liabilities		0		0
Subsidiary equity obligations		0		0
Net Assets Before Common Equity in Managed Investments		0		0
Common Equity in Managed Investments		(55,649)		(53,523)
Corporation's Capital		(55,649)		(53,523)
Non-recourse borrowings of managed entities		0		0
Elimination | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities		0		0
Elimination | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity		0		0
Elimination | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity		(55,649)		(53,523)
Elimination | Preferred equity
Management Commentary Explanatory [Line Items]
Equity		$ 0		$ 0